Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Nov. 01, 2025 $ / shares	Aug. 01, 2025 $ / shares	Apr. 30, 2025 $ / shares	Nov. 05, 2024 $ / shares	Oct. 27, 2024 $ / shares	Aug. 03, 2024 $ / shares	Aug. 01, 2024 $ / shares	Oct. 29, 2023 $ / shares	Aug. 01, 2023 $ / shares	Jul. 28, 2023 $ / shares	Jul. 30, 2022 $ / shares	Jul. 30, 2021 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table summarizes the executive compensation earned by the Company’s PEOs and other NEOs, the executive compensation actually paid to the Company’s PEOs and other NEOs, and certain financial performance measures of the Company for the years ended December 31, 2025, 2024, and 2023.
							Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO ($)		Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Share- holder Return ($)	Peer Group Total Share- holder Return ($)	Net Income (in millions) ($)(2)	EPS ($)
Year(1)	David S. Chernow	Thomas P. Mullin	David S. Chernow	Thomas P. Mullin
2025	6,542,405	3,042,527	5,332,323	2,321,859	4,061,009	3,303,809	114.38	109.97	214.53	1.16
2024	10,311,733	—	14,646,553	—	6,334,427	8,295,239	142.80	92.81	296.70	1.66
2023	10,706,265	—	10,337,769	—	6,052,815	5,838,396	93.35	91.50	299.73	1.91
2022	8,780,479	—	5,558,979	—	5,868,199	3,774,224	95.17	87.48	198.03	1.23
2021	11,687,600	—	13,453,100	—	7,846,358	8,993,933	108.51	109.45	499.95	2.98

(1)
The PEOs were David Chernow and Thomas Mullin for 2025. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and John Saich for 2025. The PEO was David Chernow for 2024, 2023, 2022, and 2021. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and Thomas Mullin for 2024. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson, Michael Malatesta, and Michael Tarvin for 2023. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022 and 2021.

(2)
Net income includes earnings attributable to both controlling and non-controlling interests.

The following table outlines the adjustments made to the compensation earned by the Company’s PEOs and other NEOs, as presented in the Summary Compensation Table on page 22, to derive the compensation actually paid to the Company’s PEOs and other NEOs.
Year(1)	Summary Compensation Table Total ($)	Adjustments				Compensation Actually Paid ($)
		Less: Reported Value of Stock Awards ($)(2)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(3)(4)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(3)(4)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(3)(4)
PEO – Thomas P. Mullin
2025	3,042,527	1,425,000	1,485,000	(466,668)	(314,000)	2,321,859
PEO – David S. Chernow
2025	6,542,405	3,562,500	3,712,500	(630,668)	(729,414)	5,332,323
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
Non-PEO NEOs
2025	4,061,009	2,048,438	2,134,688	(452,334)	(391,116)	3,303,809
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933

(1)
The PEOs were David Chernow and Thomas Mullin for 2025. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and John Saich for 2025. The PEO was David Chernow for 2024, 2023, 2022, and 2021. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and Thomas Mullin for 2024. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson, Michael Malatesta, and Michael Tarvin for 2023. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022 and 2021.

(2)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(3)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(4)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $14.85, $18.85, $23.50, $24.83, and $29.40 as of December 31, 2025, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $18.24 on April 30, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s April 30, 2024 restricted stock awards occurred. The closing market price of our stock was $12.57 on August 1, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred, and when Messrs. Mullin’s and Saich’s August 1, 2022 restricted stock awards vested. The closing market price of our stock was $13.83 on November 1, 2025, when the vesting of Mr. Malatesta’s November 1, 2021 restricted stock awards occurred.

The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.74 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow’s, Robert A. Ortenzio’s, Malatesta’s, Jackson’s, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above.
The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested.
The closing market price of our stock was $29.62 on July 30, 2022, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2019 restricted stock awards vested.
The closing market price of our stock was $39.45 on July 30, 2021, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2018 restricted stock awards vested.

Company Selected Measure Name	EPS
Named Executive Officers, Footnote
(1)
The PEOs were David Chernow and Thomas Mullin for 2025. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and John Saich for 2025. The PEO was David Chernow for 2024, 2023, 2022, and 2021. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and Thomas Mullin for 2024. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson, Michael Malatesta, and Michael Tarvin for 2023. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022 and 2021.

Adjustment To PEO Compensation, Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEOs and other NEOs, as presented in the Summary Compensation Table on page 22, to derive the compensation actually paid to the Company’s PEOs and other NEOs.
Year(1)	Summary Compensation Table Total ($)	Adjustments				Compensation Actually Paid ($)
		Less: Reported Value of Stock Awards ($)(2)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(3)(4)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(3)(4)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(3)(4)
PEO – Thomas P. Mullin
2025	3,042,527	1,425,000	1,485,000	(466,668)	(314,000)	2,321,859
PEO – David S. Chernow
2025	6,542,405	3,562,500	3,712,500	(630,668)	(729,414)	5,332,323
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
Non-PEO NEOs
2025	4,061,009	2,048,438	2,134,688	(452,334)	(391,116)	3,303,809
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933

(1)
The PEOs were David Chernow and Thomas Mullin for 2025. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and John Saich for 2025. The PEO was David Chernow for 2024, 2023, 2022, and 2021. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and Thomas Mullin for 2024. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson, Michael Malatesta, and Michael Tarvin for 2023. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022 and 2021.
(2)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(3)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(4)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $14.85, $18.85, $23.50, $24.83, and $29.40 as of December 31, 2025, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $18.24 on April 30, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s April 30, 2024 restricted stock awards occurred. The closing market price of our stock was $12.57 on August 1, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred, and when Messrs. Mullin’s and Saich’s August 1, 2022 restricted stock awards vested. The closing market price of our stock was $13.83 on November 1, 2025, when the vesting of Mr. Malatesta’s November 1, 2021 restricted stock awards occurred.
The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.74 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow’s, Robert A. Ortenzio’s, Malatesta’s, Jackson’s, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above.
The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested.
The closing market price of our stock was $29.62 on July 30, 2022, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2019 restricted stock awards vested.
The closing market price of our stock was $39.45 on July 30, 2021, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2018 restricted stock awards vested.

Non-PEO NEO Average Total Compensation Amount	$ 4,061,009	$ 6,334,427	$ 6,052,815	$ 5,868,199	$ 7,846,358
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,303,809	8,295,239	5,838,396	3,774,224	8,993,933
Adjustment to Non-PEO NEO Compensation Footnote
The following table outlines the adjustments made to the compensation earned by the Company’s PEOs and other NEOs, as presented in the Summary Compensation Table on page 22, to derive the compensation actually paid to the Company’s PEOs and other NEOs.
Year(1)	Summary Compensation Table Total ($)	Adjustments				Compensation Actually Paid ($)
		Less: Reported Value of Stock Awards ($)(2)	Plus: Year End Fair Value of Restricted Stock Awards Granted During the Year ($)(3)(4)	Plus: Change in Fair Value of Outstanding and Unvested Restricted Stock Awards ($)(3)(4)	Plus: Change in Fair Value of Restricted Stock Awards Granted in Prior Years that Vested in During the Year ($)(3)(4)
PEO – Thomas P. Mullin
2025	3,042,527	1,425,000	1,485,000	(466,668)	(314,000)	2,321,859
PEO – David S. Chernow
2025	6,542,405	3,562,500	3,712,500	(630,668)	(729,414)	5,332,323
2024	10,311,733	6,525,100	5,743,094	(774,997)	5,891,823	14,646,553
2023	10,706,265	7,480,000	5,875,000	(487,666)	1,724,170	10,337,769
2022	8,780,479	7,427,500	6,207,500	(2,056,500)	55,000	5,558,979
2021	11,687,600	7,932,000	5,880,000	870,000	2,947,500	13,453,100
Non-PEO NEOs
2025	4,061,009	2,048,438	2,134,688	(452,334)	(391,116)	3,303,809
2024	6,334,427	3,851,228	3,389,674	(484,376)	2,906,742	8,295,239
2023	6,052,815	4,002,400	3,172,500	(272,207)	887,688	5,838,396
2022	5,868,199	4,827,875	4,034,875	(1,336,725)	35,750	3,774,224
2021	7,846,358	5,155,800	3,822,000	565,500	1,915,875	8,993,933

(1)
The PEOs were David Chernow and Thomas Mullin for 2025. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and John Saich for 2025. The PEO was David Chernow for 2024, 2023, 2022, and 2021. The non-PEO NEOs were Robert Ortenzio, Michael Malatesta, Martin Jackson, and Thomas Mullin for 2024. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson, Michael Malatesta, and Michael Tarvin for 2023. The non-PEO NEOs were Robert Ortenzio, Rocco Ortenzio, Martin Jackson and Michael Tarvin for 2022 and 2021.
(2)
Represents the grant date fair value of restricted stock awards as reported in the “Stock Awards” column of the Summary Compensation Table for each applicable year.

(3)
Adjustments are equal to (i) the year-end fair value of restricted stock awards granted during the applicable year that are outstanding and unvested as of the end of the year, (ii) the amount of the change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any restricted stock awards granted in prior years that are outstanding and unvested as of the end of the applicable year, and (iii) for restricted stock awards granted in prior years that vest in the applicable year, an amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year).

(4)
Restricted stock awards are valued using the market price of our stock. The closing market price of our stock was $14.85, $18.85, $23.50, $24.83, and $29.40 as of December 31, 2025, 2024, 2023, 2022, and 2021, respectively. The closing market price of our stock was $18.24 on April 30, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s April 30, 2024 restricted stock awards occurred. The closing market price of our stock was $12.57 on August 1, 2025, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred, and when Messrs. Mullin’s and Saich’s August 1, 2022 restricted stock awards vested. The closing market price of our stock was $13.83 on November 1, 2025, when the vesting of Mr. Malatesta’s November 1, 2021 restricted stock awards occurred.
The closing market price of our stock was $39.18 on August 1, 2024, when the annual vesting of Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 1, 2022 and 2023 restricted stock awards occurred. The closing market price of our stock was $34.18 on August 3, 2024, when Messrs. Chernow’s, Robert A. Ortenzio’s, and Jackson’s August 3, 2021 restricted stock awards vested. The closing market price was $31.74 on October 27, 2024 when Messrs. Malatesta’s and Mullin’s October 27, 2020 restricted stock awards vested. The closing market price of our stock was $37.21 on November 5, 2024 , when Messrs. Chernow’s, Robert A. Ortenzio’s, Malatesta’s, Jackson’s, and Tarvin’s accelerated vesting on all unvested outstanding restricted stock awards occurred, as discussed above.
The closing market price of our stock was $30.03 on July 28, 2023, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson and Tarvin’s July 28, 2020 restricted stock awards vested. The closing market price of our stock was $29.92 on August 1, 2023, when the annual vesting of their August 1, 2022 restricted stock awards occurred. The closing market price of our stock was 22.61 on October 29, 2023, when Mr. Malatesta’s October 29, 2019 restricted stock awards vested.
The closing market price of our stock was $29.62 on July 30, 2022, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2019 restricted stock awards vested.
The closing market price of our stock was $39.45 on July 30, 2021, when Messrs. Chernow, Robert A. Ortenzio, Rocco A. Ortenzio, Jackson, and Tarvin’s July 30, 2018 restricted stock awards vested.

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Pay and TSR
Compensation Actually Paid vs. Net Income	Relationship between Pay and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between Pay and Earnings per Share
Total Shareholder Return Vs Peer Group
Tabular List, Table
For the year ended December 31, 2025, the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s financial performance were as follows:
i.
Earnings per share, and

ii.
Return on equity.

Total Shareholder Return Amount	$ 114.38	142.8	93.35	95.17	108.51
Peer Group Total Shareholder Return Amount	109.97	92.81	91.5	87.48	109.45
Net Income (Loss)	$ 214,530,000	$ 296,700,000	$ 299,730,000	$ 198,030,000.00	$ 499,950,000
Company Selected Measure Amount | $ / shares	1.16	1.66	1.91	1.23	2.98
PEO Name	David Chernow and Thomas Mullin
Share Price | $ / shares	$ 14.85	$ 18.85	$ 23.5	$ 24.83	$ 29.4	$ 13.83	$ 12.57	$ 18.24	$ 37.21	$ 31.74	$ 34.18	$ 39.18	$ 22.61	$ 29.92	$ 30.03	$ 29.62	$ 39.45
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on equity
David S. Chernow [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,542,405	$ 10,311,733	$ 10,706,265	$ 8,780,479	$ 11,687,600
PEO Actually Paid Compensation Amount	5,332,323	14,646,553	10,337,769	5,558,979	13,453,100
Thomas P. Mullin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,042,527
PEO Actually Paid Compensation Amount	2,321,859
PEO | David S. Chernow [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,562,500)	(6,525,100)	(7,480,000)	(7,427,500)	(7,932,000)
PEO | David S. Chernow [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,712,500	5,743,094	5,875,000	6,207,500	5,880,000
PEO | David S. Chernow [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,668)	(774,997)	(487,666)	(2,056,500)	870,000
PEO | David S. Chernow [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(729,414)	5,891,823	1,724,170	55,000	2,947,500
PEO | Thomas P. Mullin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,425,000)
PEO | Thomas P. Mullin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,000
PEO | Thomas P. Mullin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(466,668)
PEO | Thomas P. Mullin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,048,438)	(3,851,228)	(4,002,400)	(4,827,875)	(5,155,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,134,688	3,389,674	3,172,500	4,034,875	3,822,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,334)	(484,376)	(272,207)	(1,336,725)	565,500
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (391,116)	$ 2,906,742	$ 887,688	$ 35,750	$ 1,915,875